UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22026

The Gabelli SRI Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli SRI Fund, Inc.

Class AAA - SRIGX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of April 1, 2024 to December 31, 2024. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class AAA	$68	0.90%

How did the Fund perform?

For the period ended December 31, 2024, the Gabelli SRI Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the MSCI ACWI SRI Index. Like other value portfolios, the Fund did not hold significant positions in the largest technology-driven stocks that have recently dominated the returns of its benchmarks. The Fund’s holdings in sectors experiencing competitive disruption, including consumer staples and healthcare, as well as several non-US holdings were the primary detractors from performance.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class AAA	S&P 500 Index	MSCI ACWI SRI Index
12/14	10,000	10,000	10,000
12/15	9,672	10,138	9,778
12/16	10,677	11,351	10,646
12/17	12,096	13,828	13,345
12/18	10,181	13,223	12,474
12/19	12,811	17,386	16,118
12/20	14,535	20,586	19,569
12/21	17,733	26,496	24,356
12/22	14,415	21,697	18,978
12/23	16,118	27,402	23,951
12/24	17,849	34,257	27,579

Average Annual Total Returns

	9 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class AAA	3.25%	10.65%	6.84%	5.96%
S&P 500 Index	13.08%	25.02%	14.53%	13.10%
MSCI ACWI SRI Index	8.67%	15.15%	11.33%	10.67%

Fund Statistics

  Total Net Assets$22,780,397
  Number of Portfolio Holdings133
  Portfolio Turnover Rate23%
  Management Fees$(99,550)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.4%
BellRing Brands Inc.	3.0%
CNH Industrial NV	2.9%
Sony Group Corp.	2.9%
NextEra Energy Inc.	2.8%
S&P Global Inc.	2.6%
American Express Co.	2.3%
Nestlé SA	2.2%
ABB Ltd.	2.0%
Spectrum Brands Holdings Inc.	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	97.1%
U.S. Government Obligations	2.8%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	27.8%
Food	8.3%
Consumer Products	6.9%
Machinery	6.6%
Computer Software and Services	5.3%
Building and Construction	4.0%
Environmental Services	3.9%
Automotive	3.5%
Other Industry sectors	33.6%
Other Assets and Liabilities (Net)	0.1%

The Gabelli SRI Fund, Inc.

Annual Shareholder Report - December 31, 2024

Class AAA - SRIGX

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the nine months ended December 31, 2024.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRIGX-24-ATSR

The Gabelli SRI Fund, Inc.

Class C - SRICX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of April 1, 2024 to December 31, 2024. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class C	$68	0.90%

How did the Fund perform?

For the period ended December 31, 2024, the Gabelli SRI Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the MSCI ACWI SRI Index. Like other value portfolios, the Fund did not hold significant positions in the largest technology-driven stocks that have recently dominated the returns of its benchmarks. The Fund’s holdings in sectors experiencing competitive disruption, including consumer staples and healthcare, as well as several non-US holdings were the primary detractors from performance.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class C	The Gabelli SRI Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
12/14	10,000	10,000	10,000	10,000
12/15	9,591	9,495	10,138	9,778
12/16	10,515	10,314	11,351	10,646
12/17	11,822	11,493	13,828	13,345
12/18	9,873	9,503	13,223	12,474
12/19	12,346	11,787	17,386	16,118
12/20	14,000	13,249	20,586	19,569
12/21	17,080	16,031	26,496	24,356
12/22	13,889	12,905	21,697	18,978
12/23	15,534	14,304	27,402	23,951
12/24	17,190	15,686	34,257	27,579

Average Annual Total Returns

	9 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class C	3.29%	10.66%	6.84%	5.57%
The Gabelli SRI Fund, Inc. - Class C (includes sales charge)	2.29%	9.66%	6.84%	5.57%
S&P 500 Index	13.08%	25.02%	14.53%	13.10%
MSCI ACWI SRI Index	8.67%	15.15%	11.33%	10.67%

Fund Statistics

  Total Net Assets$22,780,397
  Number of Portfolio Holdings133
  Portfolio Turnover Rate23%
  Management Fees$(99,550)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.4%
BellRing Brands Inc.	3.0%
CNH Industrial NV	2.9%
Sony Group Corp.	2.9%
NextEra Energy Inc.	2.8%
S&P Global Inc.	2.6%
American Express Co.	2.3%
Nestlé SA	2.2%
ABB Ltd.	2.0%
Spectrum Brands Holdings Inc.	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	97.1%
U.S. Government Obligations	2.8%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	27.8%
Food	8.3%
Consumer Products	6.9%
Machinery	6.6%
Computer Software and Services	5.3%
Building and Construction	4.0%
Environmental Services	3.9%
Automotive	3.5%
Other Industry sectors	33.6%
Other Assets and Liabilities (Net)	0.1%

The Gabelli SRI Fund, Inc.

Annual Shareholder Report - December 31, 2024

Class C - SRICX

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the nine months ended December 31, 2024.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRICX-24-ATSR

The Gabelli SRI Fund, Inc.

Class I - SRIDX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of April 1, 2024 to December 31, 2024. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class I	$68	0.90%

How did the Fund perform?

For the period ended December 31, 2024, the Gabelli SRI Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the MSCI ACWI SRI Index. Like other value portfolios, the Fund did not hold significant positions in the largest technology-driven stocks that have recently dominated the returns of its benchmarks. The Fund’s holdings in sectors experiencing competitive disruption, including consumer staples and healthcare, as well as several non-US holdings were the primary detractors from performance.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class I	S&P 500 Index	MSCI ACWI SRI Index
12/14	10,000	10,000	10,000
12/15	9,696	10,138	9,778
12/16	10,735	11,351	10,646
12/17	12,187	13,828	13,345
12/18	10,281	13,223	12,474
12/19	12,977	17,386	16,118
12/20	14,713	20,586	19,569
12/21	17,954	26,496	24,356
12/22	14,596	21,697	18,978
12/23	16,323	27,402	23,951
12/24	18,070	34,257	27,579

Average Annual Total Returns

	9 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class I	3.23%	10.61%	6.83%	6.09%
S&P 500 Index	13.08%	25.02%	14.53%	13.10%
MSCI ACWI SRI Index	8.67%	15.15%	11.33%	10.67%

Fund Statistics

  Total Net Assets$22,780,397
  Number of Portfolio Holdings133
  Portfolio Turnover Rate23%
  Management Fees$(99,550)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.4%
BellRing Brands Inc.	3.0%
CNH Industrial NV	2.9%
Sony Group Corp.	2.9%
NextEra Energy Inc.	2.8%
S&P Global Inc.	2.6%
American Express Co.	2.3%
Nestlé SA	2.2%
ABB Ltd.	2.0%
Spectrum Brands Holdings Inc.	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	97.1%
U.S. Government Obligations	2.8%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	27.8%
Food	8.3%
Consumer Products	6.9%
Machinery	6.6%
Computer Software and Services	5.3%
Building and Construction	4.0%
Environmental Services	3.9%
Automotive	3.5%
Other Industry sectors	33.6%
Other Assets and Liabilities (Net)	0.1%

The Gabelli SRI Fund, Inc.

Annual Shareholder Report - December 31, 2024

Class I - SRIDX

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the nine months ended December 31, 2024.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRIDX-24-ATSR

The Gabelli SRI Fund, Inc.

Class A - SRIAX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of April 1, 2024 to December 31, 2024. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class A	$68	0.90%

How did the Fund perform?

For the period ended December 31, 2024, the Gabelli SRI Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the MSCI ACWI SRI Index. Like other value portfolios, the Fund did not hold significant positions in the largest technology-driven stocks that have recently dominated the returns of its benchmarks. The Fund’s holdings in sectors experiencing competitive disruption, including consumer staples and healthcare, as well as several non-US holdings were the primary detractors from performance.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class A	The Gabelli SRI Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
12/14	10,000	10,000	10,000	10,000
12/15	9,672	9,116	10,138	9,778
12/16	10,678	9,485	11,351	10,646
12/17	12,091	10,123	13,828	13,345
12/18	10,181	8,034	13,223	12,474
12/19	12,814	9,530	17,386	16,118
12/20	14,532	10,186	20,586	19,569
12/21	17,733	11,715	26,496	24,356
12/22	14,410	8,972	21,697	18,978
12/23	16,114	9,457	27,402	23,951
12/24	17,845	9,871	34,257	27,579

Average Annual Total Returns

	9 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class A	3.24%	10.66%	6.83%	5.95%
The Gabelli SRI Fund, Inc. - Class A (includes sales charge)	(2.70)%	4.29%	5.57%	5.33%
S&P 500 Index	13.08%	25.02%	14.53%	13.10%
MSCI ACWI SRI Index	8.67%	15.15%	11.33%	10.67%

Fund Statistics

  Total Net Assets$22,780,397
  Number of Portfolio Holdings133
  Portfolio Turnover Rate23%
  Management Fees$(99,550)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.4%
BellRing Brands Inc.	3.0%
CNH Industrial NV	2.9%
Sony Group Corp.	2.9%
NextEra Energy Inc.	2.8%
S&P Global Inc.	2.6%
American Express Co.	2.3%
Nestlé SA	2.2%
ABB Ltd.	2.0%
Spectrum Brands Holdings Inc.	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	97.1%
U.S. Government Obligations	2.8%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	27.8%
Food	8.3%
Consumer Products	6.9%
Machinery	6.6%
Computer Software and Services	5.3%
Building and Construction	4.0%
Environmental Services	3.9%
Automotive	3.5%
Other Industry sectors	33.6%
Other Assets and Liabilities (Net)	0.1%

The Gabelli SRI Fund, Inc.

Annual Shareholder Report - December 31, 2024

Class A - SRIAX

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the nine months ended December 31, 2024.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRIAX-24-ATSR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $25,621 for 2023 and $26,656 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,480 for 2023 and $4,570 for 2024 and. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2023 and $0 for 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2024.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Nota applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

Gabelli SRI Fund, Inc.

Annual Report — December 31, 2024

(Y)our Portfolio Management Team

Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University	Melody Prenner Bryant Portfolio Manager BA, Binghamton University

To Our Shareholders,

For the nine month period ended December 31, 2024, the net asset value (NAV) total return per Class AAA Share of the Gabelli SRI Fund was 3.3% compared with a total return of 13.1% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

The Gabelli SRI Fund, Inc.

Financial Services	27.8%
Food	8.3%
Consumer Products	6.9%
Machinery	6.6%
Computer Software and Services	5.3%
Building and Construction	4.0%
Environmental Services	3.9%
Health Care	3.5%
Automotive	3.5%
Entertainment	3.4%
Energy and Utilities	3.3%
Semiconductors	2.9%
U.S. Government Obligations	2.8%
Diversified Industrial	2.6%
Business Services	2.2%
Retail	2.0%
Equipment and Supplies	1.9%
Consumer Services	1.9%
Computer Hardware	1.5%
Cable and Satellite	1.4%
Broadcasting	1.4%
Specialty Chemicals	0.7%
Beverage	0.7%
Automotive: Parts and Accessories	0.5%
Real Estate Investment Trust	0.3%
Transportation	0.3%
Electronics	0.2%
Telecommunications	0.1%
Other Assets and Liabilities (Net)	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli SRI Fund, Inc.

Schedule of Investments — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 97.1%
	Automotive — 3.5%
8,641	Daimler Truck Holding AG	$231,582	$329,836
2,275	Mercedes-Benz Group AG	106,674	126,783
1,700	Toyota Motor Corp., ADR	202,219	330,837
		540,475	787,456
	Automotive: Parts and Accessories — 0.5%
1,000	Genuine Parts Co.	136,015	116,760

	Beverage — 0.7%
1,000	Danone SA	64,474	67,454
1,460	The Coca-Cola Co.	74,187	90,900
		138,661	158,354
	Broadcasting — 1.4%
18,000	Canal+ France SA†	80,323	45,744
15,000	TEGNA Inc.	239,214	274,350
		319,537	320,094
	Building and Construction — 4.0%
1,500	Arcosa Inc.	122,100	145,110
14,600	Canfor Corp.†	167,731	154,181
720	Cavco Industries Inc.†	137,740	321,286
1,510	Johnson Controls International plc	41,624	119,184
715	Lennar Corp., Cl. A	130,358	97,505
600	Lennar Corp., Cl. B	93,628	79,290
		693,181	916,556
	Business Services — 2.2%
190	Aon plc, Cl. A	55,936	68,240
18,000	Havas NV†	41,282	30,250
215	Mastercard Inc., Cl. A	80,092	113,213
500	UL Solutions Inc., Cl. A	14,000	24,940
5,000	Vestis Corp.	63,876	76,200
600	Visa Inc., Cl. A	128,130	189,624
		383,316	502,467
	Cable and Satellite — 1.4%
8,800	Comcast Corp., Cl. A	190,376	330,264

	Computer Hardware — 1.5%
625	Apple Inc.	114,119	156,513
845	International Business Machines Corp.	113,358	185,756
		227,477	342,269
	Computer Software and Services — 5.3%
140	Adobe Inc.†	63,980	62,255
1,345	Alphabet Inc., Cl. A	75,113	254,609
1,970	Cisco Systems Inc.	87,582	116,624
2,100	Dassault Systemes SE	78,557	72,872
1,325	Gen Digital Inc.	26,686	36,279
Shares		Cost	Market Value
5,000	Hewlett Packard Enterprise Co.	$64,974	$106,750
421	Microsoft Corp.	60,403	177,452
580	Oracle Corp.	65,322	96,651
440	Palo Alto Networks Inc.†	65,033	80,062
125	Rockwell Automation Inc.	26,899	35,724
255	Salesforce Inc.	42,625	85,254
520	Snowflake Inc., Cl. A†	69,391	80,293
		726,565	1,204,825
	Consumer Products — 6.9%
3,000	Church & Dwight Co. Inc.	277,886	314,130
5,000	Edgewell Personal Care Co.	204,292	168,000
30,650	Sony Group Corp., ADR	143,184	648,554
5,200	Spectrum Brands Holdings Inc.	424,391	439,348
		1,049,753	1,570,032
	Consumer Services — 1.9%
540	Amazon.com Inc.†	95,734	118,471
4,000	API Group Corp.†	147,615	143,880
7,000	Resideo Technologies Inc.†	64,629	161,350
		307,978	423,701
	Diversified Industrial — 2.6%
8,650	ABB Ltd., ADR	206,452	464,591
255	Eaton Corp. plc	40,478	84,627
500	Flex Ltd.†	6,356	19,195
800	GXO Logistics Inc.†	40,892	34,800
		294,178	603,213
	Electronics — 0.2%
250	WESCO International Inc.	45,043	45,240

	Energy and Utilities — 3.3%
9,000	NextEra Energy Inc.	347,107	645,210
1,225	Sempra	92,308	107,457
		439,415	752,667
	Entertainment — 3.4%
7,000	Atlanta Braves Holdings Inc., Cl. C†	249,941	267,820
1,480	Madison Square Garden Sports Corp.†	243,777	334,006
975	The Walt Disney Co.	108,958	108,566
28,000	Vivendi SE	87,010	74,627
		689,686	785,019
	Environmental Services — 3.9%
650	Ecolab Inc.	99,267	152,308
545	Veralto Corp.	39,716	55,508
2,250	Waste Connections Inc.	65,922	386,055
1,500	Waste Management Inc.	238,255	302,685
		443,160	896,556

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies — 1.9%
140	Hubbell Inc.	$61,257	$58,645
10,000	Mueller Water Products Inc., Cl. A	32,736	225,000
125	Parker-Hannifin Corp.	18,287	79,504
250	Valmont Industries Inc.	51,295	76,667
		163,575	439,816
	Financial Services — 27.8%
20,730	Aegon Ltd.	85,429	122,827
3,410	Ally Financial Inc.	90,233	122,794
1,800	American Express Co.	158,001	534,222
1,800	Axis Capital Holdings Ltd.	96,801	159,516
32,700	Banco Bilbao Vizcaya Argentaria SA	176,679	320,161
18,500	Barclays plc	35,635	62,104
1,170	Capital One Financial Corp.	107,599	208,634
300	Chubb Ltd.	84,968	82,890
4,090	Citigroup Inc.	206,795	287,895
22,500	Commerzbank AG	155,117	366,497
630	CoStar Group Inc.†	50,274	45,102
4,296	Credit Agricole SA	45,820	59,141
42,100	Daiwa Securities Group Inc.	206,712	280,408
716	Diamond Hill Investment Group Inc.	118,581	111,052
3,300	First American Financial Corp.	181,833	206,052
135	First Citizens BancShares Inc., Cl. A	185,394	285,258
4,817	Flushing Financial Corp.	71,275	68,787
18,200	ING Groep NV	139,136	285,238
3,250	ING Groep NV, ADR	51,309	50,928
735	Intercontinental Exchange Inc.	92,815	109,522
1,900	Janus Henderson Group plc	51,141	80,807
990	KKR & Co. Inc.	118,009	146,431
2,200	Moelis & Co., Cl. A	77,889	162,536
675	Morgan Stanley	52,623	84,861
850	Nasdaq Inc.	66,136	65,713
20,400	NatWest Group plc	58,511	102,691
3,026	NN Group NV	116,655	131,868
1,410	PayPal Holdings Inc.†	68,990	120,343
1,205	S&P Global Inc.	406,676	600,126
2,950	Shinhan Financial Group Co. Ltd., ADR	79,487	96,996
19,000	Standard Chartered plc	117,134	235,149
2,750	State Street Corp.	148,280	269,912
2,450	The Bank of New York Mellon Corp.	101,967	188,234
1,445	The Charles Schwab Corp.	94,645	106,944
Shares		Cost	Market Value
4,800	TrustCo Bank Corp. NY	$146,426	$159,888
		4,044,975	6,321,527
	Food — 8.3%
9,000	BellRing Brands Inc.†	404,342	678,060
5,000	Mondelēz International Inc., Cl. A	141,609	298,650
6,020	Nestlé SA	341,399	496,697
5,000	The Campbell’s Company	222,459	209,400
1,500	The Kraft Heinz Co.	57,986	46,065
4,000	The Simply Good Foods Co.†	141,520	155,920
		1,309,315	1,884,792
	Health Care — 3.5%
62	Eli Lilly & Co.	35,874	47,864
320	HCA Healthcare Inc.	62,356	96,048
2,000	Henry Schein Inc.†	117,234	138,400
350	Illumina Inc.†	39,424	46,771
1,155	Merck & Co. Inc.	99,142	114,899
109	Regeneron Pharmaceuticals Inc.†	89,011	77,644
1,500	Solventum Corp.†	97,044	99,090
380	The Cigna Group	66,714	104,933
155	Vertex Pharmaceuticals Inc.†	34,224	62,419
		641,023	788,068
	Machinery — 6.6%
215	Caterpillar Inc.	34,043	77,993
58,200	CNH Industrial NV	456,932	659,406
6,600	Xylem Inc.	159,218	765,732
		650,193	1,503,131
	Real Estate Investment Trust — 0.3%
580	Prologis Inc.	66,124	61,306

	Retail — 2.0%
1,410	Lowe’s Companies Inc.	140,155	347,988
620	NIKE Inc., Cl. B	47,199	46,916
445	Target Corp.	56,616	60,155
		243,970	455,059
	Semiconductors — 2.9%
200	ARM Holdings plc, ADR†	18,290	24,672
505	Broadcom Inc.	21,766	117,079
845	NVIDIA Corp.	4,954	113,475
390	QUALCOMM Inc.	51,093	59,912
573	Teradyne Inc.	51,079	72,152
1,490	Texas Instruments Inc.	300,704	279,390
		447,886	666,680
	Specialty Chemicals — 0.7%
310	Air Products and Chemicals Inc.	82,168	89,913

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
985	DuPont de Nemours Inc.	$79,831	$75,106
		161,999	165,019
	Telecommunications — 0.1%
120	American Tower Corp., REIT	21,399	22,009

	Transportation — 0.3%
250	Union Pacific Corp.	57,171	57,010

	TOTAL COMMON STOCKS	14,432,446	22,119,890

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.8%
$650,000	U.S. Treasury Bills, 4.264% to 4.581%††, 01/16/25 to 03/20/25	646,354	646,573

	TOTAL INVESTMENTS — 99.9%	$15,078,800	22,766,463

	Other Assets and Liabilities (Net) — 0.1%		13,934

	NET ASSETS — 100.0%		$22,780,397

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments, at value (cost $15,078,800)	$22,766,463
Receivable for investments sold	26,963
Receivable from Adviser	40,902
Dividends and interest receivable	63,622
Prepaid expenses	23,979
Total Assets	22,921,929
Liabilities:
Payable to bank	22,193
Payable for investments purchased	8,559
Payable for Fund shares redeemed	415
Payable for investment advisory fees	20,041
Payable for distribution fees	3,010
Payable for payroll expenses	876
Payable for legal and audit fees	36,226
Payable for shareholder communications	19,373
Other accrued expenses	30,839
Total Liabilities	141,532
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 1,795,859 shares outstanding)	$22,780,397

Net Assets Consist of:
Paid-in capital	$14,447,899
Total distributable earnings	8,332,498
Net Assets	$22,780,397

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($5,661,685 ÷ 452,529 shares outstanding)	$12.51
Class A:
Net Asset Value and redemption price per share ($7,142,395 ÷ 571,658 shares outstanding)	$12.49
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.25
Class C:
Net Asset Value and redemption price per share ($186,263 ÷ 17,135 shares outstanding)	$10.87
Class I:
Net Asset Value, offering, and redemption price per share ($9,790,054 ÷ 754,537 shares outstanding)	$12.97

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Statement of Operations

	For the Period April 1, 2024 to December 31, 2024	Year Ended March 31, 2024
Investment Income:
Dividends (net of foreign withholding taxes of $47,144 and $31,494)	$316,831	$527,313
Interest	19,716	32,707
Total Investment Income	336,547	560,020
Expenses:
Investment advisory fees	180,006	247,747
Distribution fees - Class AAA	11,231	17,509
Distribution fees - Class A	14,385	18,092
Distribution fees - Class C	2,372	6,635
Legal and audit fees	80,535	142,551
Registration expenses	49,970	65,149
Shareholder communications expenses	38,578	44,500
Shareholder services fees	15,293	18,804
Directors’ fees	15,000	21,750
Custodian fees	12,670	13,123
Payroll expenses	1,773	2,130
Interest expense	285	95
Miscellaneous expenses	21,435	23,449
Total Expenses	443,533	621,534
Less:
Expense reimbursements by Adviser (See Note 3)	(279,556)	(396,927)
Expenses paid indirectly by broker (See Note 6)	(1,681)	(1,539)
Total credits and reimbursements	(281,237)	(398,466)
Net Expenses	162,296	223,068
Net Investment Income	174,251	336,952

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,561,575	2,000,071
Net realized gain/(loss) on foreign currency transactions	4,441	(100)
Net realized gain on investments and foreign currency transactions	1,566,016	1,999,971
Net change in unrealized appreciation/depreciation:
on investments	(960,489)	1,148,802
on foreign currency translations	(2,888)	(93)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(963,377)	1,148,709
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	602,639	3,148,680
Net Increase in Net Assets Resulting from Operations	$776,890	$3,485,632

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Statement of Changes in Net Assets

	For the Period April 1, 2024 to December 31, 2024	Year Ended March 31, 2024	Year Ended March 31, 2023
Operations:
Net investment income	$174,251	$336,952	$324,663
Net realized gain on investments and foreign currency transactions	1,566,016	1,999,971	86,768
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(963,377)	1,148,709	(3,091,043)
Net Increase/(Decrease) in Net Assets Resulting from Operations	776,890	3,485,632	(2,679,612)

Distributions to Shareholders:
Accumulated earnings
Class AAA	(594,214)	(269,758)	(396,594)
Class A	(788,203)	(277,473)	(381,895)
Class C	(21,917)	(26,127)	(47,040)
Class I	(1,017,946)	(350,754)	(540,906)
Total Distributions to Shareholders	(2,422,280)	(924,112)	(1,366,435)

Capital Share Transactions:
Class AAA	(199,794)	(2,253,323)	(1,035,288)
Class A	64,535	(661,024)	(1,906,015)
Class C	(427,445)	(231,021)	(682,352)
Class I	432,892	(1,689,552)	(1,285,808)
Net Decrease in Net Assets from Capital Share Transactions	(129,812)	(4,834,920)	(4,909,463)

Net Decrease in Net Assets	(1,775,202)	(2,273,400)	(8,955,510)

Net Assets:
Beginning of year	24,555,599	26,828,999	35,784,509
End of period	$22,780,397	$24,555,599	$26,828,999

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Period Ended December 31*	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2024(c)	$13.45	$0.10		$0.40	$0.50	$(0.20)	$(1.24)	$(1.44)	$—		$12.51	3.25%	$5,662	0.96	%(d)	2.57	%(d)	0.90	%(d)	23%
2024	12.11	0.17		1.65	1.82	(0.17)	(0.31)	(0.48)	—		13.45	15.67	6,265	1.38		2.59		0.90		27
2023	13.63	0.13		(1.07)	(0.94)	(0.23)	(0.35)	(0.58)	—		12.11	(6.77)	7,818	1.09		2.19		0.90		25
2022	15.25	0.08		0.44	0.52	(0.23)	(1.91)	(2.14)	—		13.63	2.53	9,982	0.52		1.85		0.90		34
2021	10.40	0.19		5.73	5.92	(0.09)	(0.98)	(1.07)	—		15.25	58.17	10,547	1.42		1.91		0.90		18
2020	14.03	0.16	(e)	(1.59)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(f)	10.40	(13.50)	7,530	1.13	(e)	1.92		1.14		18
Class A
2024(c)	$13.43	$0.10		$0.40	$0.50	$(0.20)	$(1.24)	$(1.44)	$—		$12.49	3.24%	$7,142	0.96	%(d)	2.57	%(d)	0.90	%(d)	23%
2024	12.10	0.16		1.66	1.82	(0.17)	(0.32)	(0.49)	—		13.43	15.60	7,620	1.33		2.59		0.90		27
2023	13.61	0.13		(1.06)	(0.93)	(0.23)	(0.35)	(0.58)	—		12.10	(6.71)	7,507	1.10		2.19		0.90		25
2022	15.23	0.09		0.43	0.52	(0.23)	(1.91)	(2.14)	—		13.61	2.54	10,647	0.54		1.85		0.90		34
2021	10.39	0.19		5.72	5.91	(0.09)	(0.98)	(1.07)	—		15.23	58.13	11,335	1.41		1.91		0.90		18
2020	14.02	0.15	(e)	(1.58)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(f)	10.39	(13.51)	7,455	1.11	(e)	1.92		1.13		18
Class C
2024(c)	$11.71	$0.11		$0.33	$0.44	$(0.20)	$(1.08)	$(1.28)	$—		$10.87	3.29%	$186	1.26	%(d)	3.33	%(d)	0.90	%(d)	23%
2024	10.57	0.15		1.43	1.58	(0.17)	(0.27)	(0.44)	—		11.71	15.63	628	1.37		3.34		0.90		27
2023	11.93	0.12		(0.94)	(0.82)	(0.23)	(0.31)	(0.54)	—		10.57	(6.76)	793	1.13		2.94		0.90		25
2022	13.59	0.10		0.38	0.48	(0.23)	(1.91)	(2.14)	—		11.93	2.55	1,679	0.70		2.59		0.90		34
2021	9.35	0.17		5.14	5.31	(0.09)	(0.98)	(1.07)	—		13.59	58.18	3,040	1.44		2.66		0.90		18
2020	12.80	0.08	(e)	(1.42)	(1.34)	—	(2.11)	(2.11)	0.00	(f)	9.35	(13.93)	4,022	0.60	(e)	2.67		1.68		18
Class I
2024(c)	$13.94	$0.10		$0.42	$0.52	$(0.20)	$(1.29)	$(1.49)	$—		$12.97	3.23%	$9,790	0.97	%(d)	2.32	%(d)	0.90	%(d)	23%
2024	12.55	0.17		1.72	1.89	(0.17)	(0.33)	(0.50)	—		13.94	15.63	10,043	1.37		2.34		0.90		27
2023	14.11	0.14		(1.11)	(0.97)	(0.23)	(0.36)	(0.59)	—		12.55	(6.73)	10,711	1.09		1.94		0.90		25
2022	15.72	0.08		0.45	0.53	(0.23)	(1.91)	(2.14)	—		14.11	2.52	13,477	0.52		1.60		0.90		34
2021	10.70	0.19		5.90	6.09	(0.09)	(0.98)	(1.07)	—		15.72	58.13	13,618	1.41		1.66		0.90		18
2020	14.38	0.19	(e)	(1.64)	(1.45)	(0.12)	(2.11)	(2.23)	0.00	(f)	10.70	(13.32)	9,995	1.30	(e)	1.67		0.97		18

*	For 2020 through March 31, 2024 the Fund had a fiscal year end of March 31. In August 2024, the Fund changed fiscal year ends from March to December. The current period is for the period April 1, 2024 to December 31, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	For the period April 1, 2024 to December 31, 2024.
(d)	Annualized.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.13 (Class AAA and Class A), $0.05 (Class C), and $0.16 (Class I), respectively, and the net investment income ratio would have been 0.94% (Class AAA), 0.92% (Class A), 0.42% (Class C), and 1.12% (Class I), for the fiscal year ended March 31, 2020.
(f)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Notes to Financial Statements

1. Organization. The Gabelli SRI Fund, Inc. (the Fund) was incorporated on March 1, 2007 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The Fund commenced investment operations on June 1, 2007. On August 21, 2024, the Board of Directors (the Board) approved a change of the fiscal year end of the Fund from March 31 to December 31, effective as of December 31, 2024. This report reflects the activity of the Fund for the nine months ended December 31, 2024.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund's Board.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$22,119,890	—	$22,119,890
U.S. Government Obligations	—	$646,573	646,573
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$22,119,890	$646,573	$22,766,463

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the year ended December 31, 2024, the Fund did not invest in Acquired Funds.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2024, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses and spinoff adjustments of investments in securities. These reclassifications have no impact on the NAV of the Fund.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

The tax character of distributions paid during the period ended December 31, 2024 and fiscal years ended March 31, 2024 and 2023 was as follows:

	Period Ended December 31, 2024	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$362,062	$319,588	$545,591
Net long term capital gains	2,060,218	604,524	820,844
Total distributions paid	$2,422,280	$924,112	$1,366,435

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$301,841
Undistributed long term capital gains	604,112
Net unrealized appreciation on investments and foreign currency translations	7,478,581
Qualified late year loss deferrals	(52,036)
Total	$8,332,498

At December 31, 2024, the temporary difference between book basis and tax basis unrealized appreciation on investments was primarily due to deferral of losses from wash sales for tax purposes and spinoff adjustments on investments in securities.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$15,284,079	$8,268,277	$(785,893)	$7,482,384

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the period ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least July 29, 2025 at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the period ended December 31, 2024, the Adviser reimbursed the Fund in the amount of $279,556. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At December 31, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $1,121,032:

For the twelve months ended December 31, 2022 expiring December 31, 2025	$332,433
For the twelve months ended December 31, 2023 expiring December 31, 2026	368,830
For the twelve months ended December 31, 2024 expiring December 31, 2027	419,769
$1,121,032

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the period ended December 31, 2024, other than short term securities and U.S. Government obligations, aggregated $5,339,215 and $7,620,149, respectively.

6. Transactions with Affiliates and Other Arrangements. During the period ended December 31, 2024, the Fund paid $960 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $111 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the period ended December 31, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,681.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement for the period ended December 31, 2024

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 25, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the period ended December 31, 2024, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Effective January 27, 2020, the Fund’s Class AAA, Class A, and Class C Shares were “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A Shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally on the Effective Date, Class I Shares of the Fund became available to investors with a minimum initial investment amount of $1,000 and purchasing shares directly through the Distributor, or investors purchasing Class I Shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I Shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the period ended December 31, 2024 and the fiscal years ended March 31, 2024 and 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	For the Period April 1, 2024 to December 31, 2024		For the Year Ended March 31, 2024		For the Year Ended March 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount
Class AAA
Shares sold	3,625	$48,798	4,234	$52,005	5,257	$64,173
Shares issued upon reinvestment of distributions	44,596	585,993	22,857	266,284	33,230	392,449
Shares redeemed	(61,584)	(834,585)	(206,658)	(2,571,612)	(125,551)	(1,491,910)
Net increase/(decrease)	(13,363)	$(199,794)	(179,567)	$(2,253,323)	(87,064)	$(1,035,288)
Class A
Shares sold	37,175	$498,447	21,195	$261,381	22,162	$268,560
Shares issued upon reinvestment of distributions	55,600	729,477	22,122	257,281	30,347	358,098
Shares redeemed	(88,523)	(1,163,389)	(96,448)	(1,179,686)	(214,334)	(2,532,673)
Net increase/(decrease)	4,252	$64,535	(53,131)	$(661,024)	(161,825)	$(1,906,015)
Class C
Shares issued upon reinvestment of distributions	1,921	$21,917	2,577	$26,127	4,562	$47,040
Shares redeemed	(38,341)	(449,362)	(23,984)	(257,148)	(70,423)	(729,392)
Net increase/(decrease)	(36,420)	$(427,445)	(21,407)	$(231,021)	(65,861)	$(682,352)
Class I
Shares sold	34,426	$459,609	32,462	$419,857	61,252	$746,423
Shares issued upon reinvestment of distributions	73,311	998,505	28,437	343,230	43,240	529,258
Shares redeemed	(73,694)	(1,025,222)	(193,918)	(2,452,639)	(206,164)	(2,561,489)
Net increase/(decrease)	34,043	$432,892	(133,019)	$(1,689,552)	(101,672)	$(1,285,808)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli SRI Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Gabelli SRI Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli SRI Fund, Inc. ( the “Fund”) as of December 31, 2024, the related statements of operations for the period April 1, 2024 through December 31, 2024 and the year ended March 31, 2024, the statements of changes in net assets for the period April 1, 2024 through December 31, 2024 and each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for the period April 1, 2024 through December 31, 2024 and each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the period April 1, 2024 through December 31, 2024 and the year ended March 31, 2024, the changes in its net assets for the period April 1, 2024 through December 31, 2024 and each of the two years in the period ended March 31, 2024 and the financial highlights for the period April 1, 2024 through December 31, 2024 and each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 1, 2025

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

Gabelli SRI Fund, Inc.

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli SRI Fund, Inc.

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the period ended December 31, 2024, the Fund paid to shareholders ordinary income distributions (comprised of investment income and short term capital gains) totaling $0.2184, $0.2184, $0.2165, and $0.219 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totaling $2,060,218, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the period ended December 31, 2024, 76.3% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 5.54% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 100% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the period ended December 31, 2024 which was derived from U.S. Treasury securities was 5.4%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli SRI Fund did not meet this strict requirement in 2024. The percentage of U.S. Government securities held as of December 31, 2024 was 2.8%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Vincent D. Enright
Former Senior Vice
President and
Chief Financial Officer,
KeySpan Corp.

William F. Heitmann
Former Senior Vice
President of Finance,
Verizon Communications, Inc

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial and
Accounting Officer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Office

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor
and Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli SRI Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q424AR

GABELLI
FUNDS

GABELLI SRI FUND, INC.

Annual Report
December 31, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli SRI Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Period Ended December 31*	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2024(c)	$13.45	$0.10		$0.40	$0.50	$(0.20)	$(1.24)	$(1.44)	$—		$12.51	3.25%	$5,662	0.96	%(d)	2.57	%(d)	0.90	%(d)	23%
2024	12.11	0.17		1.65	1.82	(0.17)	(0.31)	(0.48)	—		13.45	15.67	6,265	1.38		2.59		0.90		27
2023	13.63	0.13		(1.07)	(0.94)	(0.23)	(0.35)	(0.58)	—		12.11	(6.77)	7,818	1.09		2.19		0.90		25
2022	15.25	0.08		0.44	0.52	(0.23)	(1.91)	(2.14)	—		13.63	2.53	9,982	0.52		1.85		0.90		34
2021	10.40	0.19		5.73	5.92	(0.09)	(0.98)	(1.07)	—		15.25	58.17	10,547	1.42		1.91		0.90		18
2020	14.03	0.16	(e)	(1.59)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(f)	10.40	(13.50)	7,530	1.13	(e)	1.92		1.14		18
Class A
2024(c)	$13.43	$0.10		$0.40	$0.50	$(0.20)	$(1.24)	$(1.44)	$—		$12.49	3.24%	$7,142	0.96	%(d)	2.57	%(d)	0.90	%(d)	23%
2024	12.10	0.16		1.66	1.82	(0.17)	(0.32)	(0.49)	—		13.43	15.60	7,620	1.33		2.59		0.90		27
2023	13.61	0.13		(1.06)	(0.93)	(0.23)	(0.35)	(0.58)	—		12.10	(6.71)	7,507	1.10		2.19		0.90		25
2022	15.23	0.09		0.43	0.52	(0.23)	(1.91)	(2.14)	—		13.61	2.54	10,647	0.54		1.85		0.90		34
2021	10.39	0.19		5.72	5.91	(0.09)	(0.98)	(1.07)	—		15.23	58.13	11,335	1.41		1.91		0.90		18
2020	14.02	0.15	(e)	(1.58)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(f)	10.39	(13.51)	7,455	1.11	(e)	1.92		1.13		18
Class C
2024(c)	$11.71	$0.11		$0.33	$0.44	$(0.20)	$(1.08)	$(1.28)	$—		$10.87	3.29%	$186	1.26	%(d)	3.33	%(d)	0.90	%(d)	23%
2024	10.57	0.15		1.43	1.58	(0.17)	(0.27)	(0.44)	—		11.71	15.63	628	1.37		3.34		0.90		27
2023	11.93	0.12		(0.94)	(0.82)	(0.23)	(0.31)	(0.54)	—		10.57	(6.76)	793	1.13		2.94		0.90		25
2022	13.59	0.10		0.38	0.48	(0.23)	(1.91)	(2.14)	—		11.93	2.55	1,679	0.70		2.59		0.90		34
2021	9.35	0.17		5.14	5.31	(0.09)	(0.98)	(1.07)	—		13.59	58.18	3,040	1.44		2.66		0.90		18
2020	12.80	0.08	(e)	(1.42)	(1.34)	—	(2.11)	(2.11)	0.00	(f)	9.35	(13.93)	4,022	0.60	(e)	2.67		1.68		18
Class I
2024(c)	$13.94	$0.10		$0.42	$0.52	$(0.20)	$(1.29)	$(1.49)	$—		$12.97	3.23%	$9,790	0.97	%(d)	2.32	%(d)	0.90	%(d)	23%
2024	12.55	0.17		1.72	1.89	(0.17)	(0.33)	(0.50)	—		13.94	15.63	10,043	1.37		2.34		0.90		27
2023	14.11	0.14		(1.11)	(0.97)	(0.23)	(0.36)	(0.59)	—		12.55	(6.73)	10,711	1.09		1.94		0.90		25
2022	15.72	0.08		0.45	0.53	(0.23)	(1.91)	(2.14)	—		14.11	2.52	13,477	0.52		1.60		0.90		34
2021	10.70	0.19		5.90	6.09	(0.09)	(0.98)	(1.07)	—		15.72	58.13	13,618	1.41		1.66		0.90		18
2020	14.38	0.19	(e)	(1.64)	(1.45)	(0.12)	(2.11)	(2.23)	0.00	(f)	10.70	(13.32)	9,995	1.30	(e)	1.67		0.97		18

*	For 2020 through March 31, 2024 the Fund had a fiscal year end of March 31. In August 2024, the Fund changed fiscal year ends from March to December. The current period is for the period April 1, 2024 to December 31, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	For the period April 1, 2024 to December 31, 2024.
(d)	Annualized.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.13 (Class AAA and Class A), $0.05 (Class C), and $0.16 (Class I), respectively, and the net investment income ratio would have been 0.94% (Class AAA), 0.92% (Class A), 0.42% (Class C), and 1.12% (Class I), for the fiscal year ended March 31, 2020.
(f)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Vincent D. Enright	$8,000
William F. Heitmann	$5,000
Anthonie C. van Ekris	$6,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; and

Richard Walz	$1,359

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli SRI Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball Principal Executive Officer

Date	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 10, 2025

*	Print the name and title of each signing officer under his or her signature.